SEMI ANNUAL REPORT
June 30, 2000

MUTUAL DISCOVERY FUND




[FRANKLIN LOGO]
FRANKLIN(R)TEMPLETON(R) INVESTMENTS

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[PHOTO OF DAVID J. WINTERS]

DAVID J. WINTERS
Portfolio Manager
Mutual Discovery Fund


PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, LLC




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
SHAREHOLDER LETTER


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Your Fund's Goal: Mutual Discovery Fund seeks long-term capital appreciation by investing primarily in common and preferred stocks and bonds. The Fund may invest 50% or more of its assets in foreign securities.
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Dear Shareholder:

We are pleased to bring you this semiannual report of Mutual Discovery Fund for the six months ended June 30, 2000. During this period, global markets were generally volatile, experiencing dramatic gyrations in individual securities and a roller coaster ride in the popular averages. The U.S. Nasdaq Composite Index was whipsawed by wild bouts of gains and losses throughout the reporting period. After reaching a record high on March 10 with an approximate 24% year-to-date return, the Nasdaq(R) declined 37.32% from that peak before recovering somewhat in late May and June. On June 30, it was 2.02% lower than it had been at the start of the reporting period.(1) The apparent catalysts for this volatility were interest rate hikes by the Federal Reserve


1. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market(R). The Index is market-value weighted and includes over 5,000 companies (as of 6/30/00). The Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.




CONTENTS


Shareholder Letter ..........      1

Performance Summary .........      7

Financial Highlights &
Statement of Investments ....      9

Financial Statements ........     23

Notes to Financial Statements     27


[FUND CATEGORY PYRAMID]

TOP 10 SECTORS*
6/30/00

                                 % OF TOTAL
SECTOR                           NET ASSETS
-------------------------------------------
Media                                 10.4%

Insurance                              5.6%

Industrial Conglomerates               4.6%

Diversified Financials                 4.4%

Commercial Services &
Supplies                               4.2%

Diversified Telecommunication
Services                               4.2%

Food Products                          3.8%

Multi-Utilities                        3.2%

Road & Rail                            3.2%

Construction & Engineering             3.0%

*Based on equity securities.


Board, earnings disappointments from several major telecommunications companies, the introduction of legislative proposals adverse to the interests of drug companies and a shakeout within various Internet-related sectors. Overlaying these factors were clear signs of accelerating inflation as labor markets tightened, energy prices soared, and companies began to demonstrate an ability to raise prices.

Within this environment, Mutual Discovery Fund's Class Z shares produced a 6.94% six-month cumulative total return as shown in the Performance Summary on page 7. The Standard & Poor's 500(R) (S&P 500(R)) Composite Index returned -0.42% during the same period, and the Russell 2000(R) Index finished the period up 3.04%.(2) The Fund's strong performance relative to its benchmarks was due largely to our disciplined value approach to investing, which combines undervalued stocks, bankruptcies and deal arbitrage.

During the six months under review, the Fund was invested primarily in Europe and the United States. Investors in both regions seemed to be mesmerized by a narrow segment of securities in the telecom, media and technology sectors, particularly those involved with the Internet. We sold shares of several companies we had purchased earlier as undervalued asset plays that rose to fair value as the market reappraised their



2. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, consisting of four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as a standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the Index is not composed of the 500 largest companies on the New York Stock Exchange.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which contains the 3,000 largest companies incorporated in the U.S. and its territories.

Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index.

businesses. Once again, we found that buying out-of-favor shares of high-quality companies usually proves to be profitable. On June 30, the Fund's portfolio contained many special situations that, in our opinion, should provide excellent long-term returns for our shareholders. Included in this category are:

- Washington Post, a diversified media company trading at a significant discount to what we believe to be its intrinsic value. Management has a major personal investment, an excellent long-term record, high integrity and a commitment to developing "new media" platforms. Believing that Washington Post had first-class assets available at a very cheap price, we purchased its stock when its price was substantially below a recent tender offer to repurchase shares.

- Cheung Kong Holdings, a Hong Kong company with operations in real estate, cellular telecommunications and other businesses was removed from a major index during the reporting period, prompting indiscriminant investor selling. In our opinion, the company is well positioned to capitalize on the growth of global trade and cellular phone use. Cheung Kong offers compelling value due to management's ability to create value over time and the large discount to asset value of the shares.

- Irish Life & Permanent is the largest provider of insurance, pensions and mortgages in Ireland. Although this market was expanding rapidly, Irish Life's stock was trading at a discount to what we calculated to be the company's takeover value in the first half of 2000. Because it has excess capital and new management has been restructuring the business to improve profitability, we believe there are many ways to win with Irish Life.



TOP 10 HOLDINGS
6/30/00

COMPANY,                           % OF TOTAL
SECTOR, COUNTRY                    NET ASSETS
---------------------------------------------
Lagardere SCA,                          3.5%
Media, France

Investor AB,                            2.5%
Industrial Conglomerates,
Sweden

Railtrack Group PLC,                    2.3%
Road & Rail, United Kingdom

Suez Lyonnaise des Eaux SA,             2.2%
Multi-Utilities, France

Aventis SA,                             2.2%
Pharmaceuticals, France

Williams PLC,                           2.1%
Commercial Services &
Supplies, United Kingdom

Canary Wharf Group PLC,                 1.6%
Real Estate, United Kingdom

Modern Times Group AB,                  1.5%
Media, Sweden

Invik & Co. AB,                         1.3%
Diversified Financials, Sweden

Delphi Automotive                       1.2%
Systems Corp.,
Auto Components,
United States

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
6/30/00

[BAR GRAPHIC]

United States                             27.7%
France                                    13.1%
United Kingdom                            11.2%
Sweden                                     7.0%
Canada                                     3.6%
Switzerland                                2.4%
Japan                                      1.8%
Irish Republic                             1.2%
Spain                                      1.2%
Netherlands                                1.0%
Other Countries                            3.5%
Fixed-Income Securities                    4.7%
Government Agencies & Other Net Assets    21.6%


Although we believe the wave of recent speculative activity has diminished somewhat, many securities remain adored for their promise in spite of price. For them, momentum is the mantra. Conversely, we continue to find other securities which investors inexplicably choose to ignore despite low valuations and favorable prospects. The current market environment has become increasingly two-tiered as a select group of companies' shares achieve over-the-top success while the majority of publicly traded equities languish. This environment should provide Mutual Discovery Fund with ample opportunities in the remainder of 2000.

Deal activity is accelerating as corporate buyers step in to purchase 100% of attractively priced companies. The discrepancy between depressed public markets and higher private market valuations has prompted several companies to put themselves up for sale. For example, Bush Boake Allen, a portfolio holding in the flavoring and fragrance business, recently hired CS First Boston to explore a sale or merger.

We expect to continue to think of ourselves as owners of the companies whose shares Mutual Discovery Fund purchases, examining our investments and, when appropriate, making suggestions to management on how to unlock value. For example, one long-time investment of ours, MediaOne, recently merged with AT&T. We originally purchased the predecessor company, U.S. West, and were instrumental in prodding for the eventual spin-off of the media assets which became MediaOne.

Looking forward, we are optimistic about the prospects for Mutual Discovery Fund. As the Federal Reserve has raised interest rates, the economy has begun to slow down, more companies are defaulting on their financial obligations, and the supply of distressed bonds and bank debt has increased. In the near future, this could be a fertile area for Mutual Discovery Fund to mine for discrepancies between price and value. Bankruptcy, when correctly analyzed, is an excellent area to explore for good risk/reward opportunities.

With our strong fundamental analytical work, we are prepared to identify compelling undervalued situations in distressed bonds and bank debt, as well as in undervalued equities, and are confident we are well positioned to capitalize on future possibilities for the benefit of the Fund's shareholders.

Thank you for your loyalty and support. We welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.

Sincerely,


/s/ David J. Winters

David J. Winters
Portfolio Manager
Mutual Discovery Fund

--------------------------------------------------------------------------------
The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

SIX-MONTH PERFORMANCE SUMMARY
AS OF 6/30/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.



CLASS Z

Six-Month Total Return             6.94%
Net Asset Value (NAV)              $21.07 (6/30/00)          $21.10 (12/31/99)
Change in NAV                      -$0.03
                                   Dividend Income           $0.3248
Distributions (1/1/00 - 6/30/00)   Short-Term Capital Gain   $0.3603
                                   Long-Term Capital Gain    $0.8078
                                   ---------------------------------
                                   Total                     $1.4929

CLASS A

Six-Month Total Return             6.78%
Net Asset Value (NAV)              $20.95 (6/30/00)          $21.00 (12/31/99)
Change in NAV                      -$0.05
                                   Dividend Income           $0.3049
Distributions (1/1/00 - 6/30/00)   Short-Term Capital Gain   $0.3603
                                   Long-Term Capital Gain    $0.8078
                                   ---------------------------------
                                   Total                     $1.4730

CLASS B

Six-Month Total Return             6.43%
Net Asset Value (NAV)              $20.79 (6/30/00)          $20.90 (12/31/99)
Change in NAV                      -$0.11
                                   Dividend Income           $0.2844
Distributions (1/1/00 - 6/30/00)   Short-Term Capital Gain   $0.3603
                                   Long-Term Capital Gain    $0.8078
                                   ---------------------------------
                                   Total                     $1.4525

Class C

Six-Month Total Return             6.49%
Net Asset Value (NAV)              $20.87 (6/30/00)          $20.95 (12/31/99)
Change in NAV                      -$0.08
                                   Dividend Income           $0.2692
Distributions (1/1/00 - 6/30/00)   Short-Term Capital Gain   $0.3603
                                   Long-Term Capital Gain    $0.8078
                                   ---------------------------------
                                   Total                     $1.4373

Past performance does not guarantee future results.


--------------------------------------------------------------------------------
CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.

CLASS A: Subject to the current, maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the Fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.


--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of the countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


ADDITIONAL PERFORMANCE
AS OF 6/30/00

                                                                    INCEPTION
CLASS Z                                   1-YEAR       5-YEAR       (12/31/92)
-----------------------------------------------------------------------------
Cumulative Total Return(1)                 17.78%      127.46%        269.94%
Average Annual Total Return(2)             17.78%       17.86%         19.07%
Value of $10,000 Investment(3)            $11,778      $22,746        $36,994

                                                                    INCEPTION
CLASS A                                   1-YEAR       3-YEAR       (11/1/96)
-----------------------------------------------------------------------------
Cumulative Total Return(1)                 17.36%       42.00%         69.20%
Average Annual Total Return(2)             10.59%       10.20%         14.01%
Value of $10,000 Investment(3)            $11,059      $13,384        $16,161

                                                                    INCEPTION
CLASS B                                                1-YEAR        (1/1/99)
-----------------------------------------------------------------------------
Cumulative Total Return(1)                              16.53%         33.56%
Average Annual Total Return(2)                          12.53%         18.94%
Value of $10,000 Investment(3)                         $11,253        $12,956

                                                                    INCEPTION
CLASS C                                   1-YEAR       3-YEAR       (11/1/96)
-----------------------------------------------------------------------------
Cumulative Total Return(1)                 16.56%       39.39%         65.48%
Average Annual Total Return(2)             14.38%       11.33%         14.44%
Value of $10,000 Investment(3)            $11,438      $13,797        $16,381

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

MUTUAL DISCOVERY FUND
Financial Highlights

                                                                                 CLASS Z
                                              ------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                          YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2000   --------------------------------------------------------------
                                               (UNAUDITED)       1999         1998         1997         1996         1995
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the
  period)
Net asset value, beginning of period........       $21.10         $17.27       $18.89       $17.18       $15.16       $12.55
                                              ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income......................          .18            .25          .38          .39          .34          .17
 Net realized and unrealized gains
   (losses).................................         1.29           4.32         (.71)        3.49         3.39         3.40
                                              ------------------------------------------------------------------------------
Total from investment operations............         1.47           4.57         (.33)        3.88         3.73         3.57
                                              ------------------------------------------------------------------------------
Less distributions from:
 Net investment income......................         (.33)          (.42)        (.48)        (.81)        (.31)        (.14)
 Net realized gains.........................        (1.17)          (.32)        (.81)       (1.36)       (1.40)        (.82)
                                              ------------------------------------------------------------------------------
Total distributions.........................        (1.50)          (.74)       (1.29)       (2.17)       (1.71)        (.96)
                                              ------------------------------------------------------------------------------
Net asset value, end of period..............       $21.07         $21.10       $17.27       $18.89       $17.18       $15.16
                                              ==============================================================================
Total Return*...............................        6.94%         26.80%      (1.90)%       22.94%       24.93%       28.63%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........   $2,015,420     $2,038,298   $2,514,144   $3,879,550   $2,975,596   $1,370,221
Ratios to average net assets:
 Expenses(a)................................        1.03%**        1.05%        1.01%         .98%         .96%        1.01%
 Expenses, excluding waiver and payments by
   affiliate(a).............................        1.08%**        1.11%        1.04%        1.00%         .99%        1.01%
 Net investment income......................        1.64%**        1.33%        1.81%        1.82%        2.24%        2.00%
Portfolio turnover rate.....................       40.04%         87.67%       83.57%       58.15%       80.18%       73.23%
(a)Excluding dividend expense on securities
 sold short, the ratios of expenses and
 expenses, excluding waiver and payments by
 affiliate to average net assets would have
 been:
 Expenses...................................        1.01%**        1.03%        1.00%         .98%         .96%         .99%
 Expenses, excluding waiver and payments by
  affiliate.................................        1.06%**        1.09%        1.03%        1.00%         .99%         .99%

*Total return is not annualized.
**Annualized.
+Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                    CLASS A
                                                          ------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                  YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2000    -------------------------------------------
                                                          (UNAUDITED)++     1999++       1998       1997++      1996+
                                                          ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period..................        $21.00         $17.19      $18.83      $17.15     $17.66
                                                          ------------------------------------------------------------
Income from investment operations:
 Net investment income................................           .14            .18         .32         .27        .11
 Net realized and unrealized gains (losses)...........          1.28           4.30        (.74)       3.54        .74
                                                          ------------------------------------------------------------
Total from investment operations......................          1.42           4.48        (.42)       3.81        .85
                                                          ------------------------------------------------------------
Less distributions from:
 Net investment income................................          (.30)          (.35)       (.41)       (.77)      (.29)
 Net realized gains...................................         (1.17)          (.32)       (.81)      (1.36)     (1.07)
                                                          ------------------------------------------------------------
Total distributions...................................         (1.47)          (.67)      (1.22)      (2.13)     (1.36)
                                                          ------------------------------------------------------------
Net asset value, end of period........................        $20.95         $21.00      $17.19      $18.83     $17.15
                                                          ============================================================
Total Return*.........................................         6.78%         26.38%     (2.37)%      22.54%      4.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....................      $861,745       $844,462    $859,848    $693,952    $29,903
Ratios to average net assets:
 Expenses(a)..........................................         1.38%**        1.40%       1.36%       1.33%      1.38%**
 Expenses, excluding waiver and payments by
   affiliate(a).......................................         1.43%**        1.46%       1.39%       1.35%      1.51%**
 Net investment income................................         1.29%**         .98%       1.46%       1.39%       .74%**
Portfolio turnover rate...............................        40.04%         87.67%      83.57%      58.15%     80.18%
(a)Excluding dividend expense on securities sold
 short, the ratios of expenses and expenses, excluding
 waiver and payments by affiliate to average net
 assets would have been:
 Expenses.............................................         1.36%**        1.38%       1.35%       1.33%      1.38%**
 Expenses, excluding waiver and payments by
 affiliate............................................         1.41%**        1.44%       1.38%       1.35%      1.51%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.
 10

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                               CLASS B
                                                                --------------------------------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 1999+
                                                                --------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $20.90               $17.19
                                                                --------------------------------------
Income from investment operations:
 Net investment income......................................            .08                  .01
 Net realized and unrealized gains..........................           1.26                 4.33
                                                                --------------------------------------
Total from investment operations............................           1.34                 4.34
                                                                --------------------------------------
Less distributions from:
 Net investment income......................................           (.28)                (.31)
 Net realized gains.........................................          (1.17)                (.32)
                                                                --------------------------------------
Total distributions.........................................          (1.45)                (.63)
                                                                --------------------------------------
Net asset value, end of period..............................         $20.79               $20.90
                                                                ======================================
Total Return*...............................................          6.43%               25.55%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $14,303               $8,090
Ratios to average net assets:
 Expenses(a)................................................          2.03%**              2.05%
 Expenses, excluding waiver and payments by affiliate(a)....          2.08%**              2.11%
 Net investment income......................................           .78%**               .08%
Portfolio turnover rate.....................................         40.04%               87.67%
(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and
 payments by affiliate to average net assets would have
 been:
 Expenses...................................................          2.01%**              2.03%
 Expenses, excluding waiver and payments by affiliate.......          2.06%**              2.09%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                   CLASS C
                                                         ------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                  YEAR ENDED DECEMBER 31,
                                                         JUNE 30, 2000    -------------------------------------------
                                                         (UNAUDITED)++     1999++       1998       1997++      1996+
                                                         ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period...................      $20.95         $17.15      $18.79      $17.17     $17.66
                                                         ------------------------------------------------------------
Income from investment operations:
 Net investment income.................................         .07            .06         .23         .15        .09
 Net realized and unrealized gains (losses)............        1.29           4.28        (.75)       3.52        .76
                                                         ------------------------------------------------------------
Total from investment operations.......................        1.36           4.34        (.52)       3.67        .85
                                                         ------------------------------------------------------------
Less distributions from:
 Net investment income.................................        (.27)          (.22)       (.31)       (.69)      (.27)
 Net realized gains....................................       (1.17)          (.32)       (.81)      (1.36)     (1.07)
                                                         ------------------------------------------------------------
Total distributions....................................       (1.44)          (.54)      (1.12)      (2.05)     (1.34)
                                                         ------------------------------------------------------------
Net asset value, end of period.........................      $20.87         $20.95      $17.15      $18.79     $17.17
                                                         ============================================================
Total Return*..........................................       6.49%         25.57%     (2.97)%      21.70%      4.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)......................    $545,532       $541,919    $563,761    $402,625    $18,038
Ratios to average net assets:
 Expenses(a)...........................................       2.03%**        2.04%       2.01%       1.98%      2.00%**
 Expenses, excluding waiver and payments by
   affiliate(a)........................................       2.08%**        2.10%       2.03%       2.00%      2.13%**
 Net investment income.................................        .64%**         .35%        .81%        .74%       .13%**
Portfolio turnover rate................................      40.04%         87.67%      83.57%      58.15%     80.18%
(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets would
 have been:
 Expenses..............................................       2.01%**        2.02%       2.00%       1.98%      2.00%**
 Expenses, excluding waiver and payments by
  affiliate............................................       2.06%**        2.08%       2.02%       2.00%      2.13%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
 12

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 74.1%
AEROSPACE & DEFENSE
B.F. Goodrich Co. ..........................................    United States           44,900     $    1,529,406
                                                                                                   --------------
AUTO COMPONENTS 2.3%
Delphi Automotive Systems Corp. ............................    United States        2,846,007         41,444,977
*Lear Corp. ................................................    United States          706,500         14,130,000
TRW Inc. ...................................................    United States          519,300         22,524,638
                                                                                                   --------------
                                                                                                       78,099,615
                                                                                                   --------------
AUTOMOBILES .2%
General Motors Corp. .......................................    United States          134,100          7,786,181
                                                                                                   --------------
BANKS 2.3%
Bank of Ireland.............................................    Irish Republic       1,704,626         10,784,222
BNP Paribas.................................................        France             298,765         28,867,290
Chase Manhattan Corp. ......................................    United States          295,500         13,611,469
Dexia.......................................................       Belgium             108,580         16,080,298
Greenpoint Financial Corp. .................................    United States          450,796          8,452,425
                                                                                                   --------------
                                                                                                       77,795,704
                                                                                                   --------------
BEVERAGES 1.9%
Brown-Forman Corp., A.......................................    United States           20,300          1,070,825
Brown-Forman Corp., B.......................................    United States          215,900         11,604,625
*Buenos Aires Embotelladora SA, B, ADR......................      Argentina          1,938,756            193,914
Coca-Cola West Japan Co. Ltd. ..............................        Japan              637,600         20,187,704
Diageo PLC..................................................    United Kingdom       1,635,870         14,710,126
*Diageo PLC, ADR............................................    United Kingdom          39,490          1,404,363
Fraser and Neave Ltd. ......................................      Singapore            777,400          2,765,188
Mikuni Coca-Cola Bottling Co. ..............................        Japan              817,700         11,893,959
                                                                                                   --------------
                                                                                                       63,830,704
                                                                                                   --------------
CHEMICALS 1.6%
Bayer AG, Br. ..............................................       Germany             365,320         14,042,149
ChemFirst Inc. .............................................    United States          485,200         11,705,450
Crompton Corp. .............................................    United States          844,342         10,343,190
*Henkel KGAA................................................       Germany              27,400          1,575,860
Union Carbide Corp. ........................................    United States          352,700         17,458,650
                                                                                                   --------------
                                                                                                       55,125,299
                                                                                                   --------------
COMMERCIAL SERVICES & SUPPLIES 4.2%
Dun & Bradstreet Corp. .....................................    United States          796,700         22,805,538
+*MDC Corp. Inc., A.........................................        Canada           1,619,585         14,646,986
Rentokil Initial PLC........................................    United Kingdom       5,287,100         12,045,787
*Republic Services Inc. ....................................    United States        1,413,100         22,609,600
Williams PLC................................................    United Kingdom      12,335,768         71,803,180
                                                                                                   --------------
                                                                                                      143,911,091
                                                                                                   --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
COMMUNICATIONS EQUIPMENT .1%
*General Motors Corp., H....................................    United States           47,073     $    4,130,656
                                                                                                   --------------
COMPUTERS & PERIPHERALS .3%
Compaq Computer Corp. ......................................    United States          387,500          9,905,469
                                                                                                   --------------
CONSTRUCTION & ENGINEERING 3.0%
Acciona SA..................................................        Spain              207,700          7,943,743
Fomento de Construcciones y Contratas SA....................        Spain              683,505         12,972,469
Groupe GTM..................................................        France             255,681         24,018,191
*Sulzer AG..................................................     Switzerland            53,552         35,732,071
Vinci SA....................................................        France             548,692         22,878,822
                                                                                                   --------------
                                                                                                      103,545,296
                                                                                                   --------------
CONSTRUCTION MATERIALS .1%
Southdown Inc. .............................................    United States           50,500          2,916,375
                                                                                                   --------------
CONTAINERS & PACKAGING .7%
*Pactiv Corp. ..............................................    United States        1,615,240         12,720,015
*Smurfit-Stone Container Corp. .............................    United States        1,016,900         13,092,588
                                                                                                   --------------
                                                                                                       25,812,603
                                                                                                   --------------
DIVERSIFIED FINANCIALS 4.4%
Bear Stearns Cos. Inc. .....................................    United States          387,225         16,118,241
*Brierley Investments Ltd. .................................     New Zealand        65,746,152         10,266,895
CIT Group Inc., A...........................................    United States          183,700          2,985,125
Investors Group Inc. .......................................        Canada             808,500         11,104,120
+Invik & Co. AB, B..........................................        Sweden             430,477         44,858,737
Kansas City Southern Industries Inc. .......................    United States          131,200         11,635,800
Lehman Brothers Holdings Inc. ..............................    United States           35,800          3,385,338
*MFN Financial Corp. .......................................    United States          292,338          1,808,841
Pargesa Holdings SA, Br. ...................................     Switzerland            13,000         29,739,868
Power Corp. of Canada.......................................        Canada             259,800          5,330,310
Power Financial Corp. ......................................        Canada             176,900          3,516,032
Rembrandt Controlling Investments Ltd. .....................     South Africa        1,374,300          9,445,779
                                                                                                   --------------
                                                                                                      150,195,086
                                                                                                   --------------
DIVERSIFIED TELECOMMUNICATION SERVICES 4.2%
AT&T Corp. .................................................    United States           23,500            743,188
AT&T Corp., W/I.............................................    United States          798,950         26,365,350
British Telecommunications PLC..............................    United Kingdom       3,068,838         39,628,182
British Telecommunications PLC, ADR.........................    United Kingdom           1,700            224,825
Centurytel Inc. ............................................    United States          172,600          4,962,250
*Citizens Communications Co., B.............................    United States          444,701          7,671,092
SBC Communications Inc. ....................................    United States          420,300         18,177,975
Sprint Corp Fon Group.......................................    United States           15,000            765,000

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
Telephone & Data Systems Inc. ..............................    United States          301,550     $   30,230,388
Telus Corp., A..............................................        Canada             561,200         14,941,851
                                                                                                   --------------
                                                                                                      143,710,101
                                                                                                   --------------
ELECTRIC UTILITIES .5%
E.On AG.....................................................       Germany             336,800         16,303,439
                                                                                                   --------------
ELECTRICAL EQUIPMENT 1.1%
(R)+*MWCR LLC...............................................        Italy           11,141,868          2,520,848
*Thermo Electron Corp. .....................................    United States        1,736,100         36,566,606
                                                                                                   --------------
                                                                                                       39,087,454
                                                                                                   --------------
FOOD & DRUG RETAILING .1%
*Brunos Inc. ...............................................    United States           40,575          3,854,625
*Homeland Holdings Corp. ...................................    United States           29,706             77,978
                                                                                                   --------------
                                                                                                        3,932,603
                                                                                                   --------------
FOOD PRODUCTS 3.8%
Associated British Foods PLC................................    United Kingdom       1,729,012         11,935,593
Bestfoods...................................................    United States           42,900          2,970,825
*Bush Boake Allen Inc. .....................................    United States          573,500         25,090,625
Earthgrains Company.........................................    United States        1,725,000         33,529,688
Farmer Brothers Co. ........................................    United States           81,202         14,210,350
Flowers Industries Inc. ....................................    United States          996,240         19,862,535
Kikkoman Corp. .............................................        Japan              923,800          7,133,355
Koninklijke Numico NV.......................................     Netherlands           243,700         11,609,879
Nabisco Holdings Corp., A...................................    United States          178,200          9,355,500
                                                                                                   --------------
                                                                                                      135,698,350
                                                                                                   --------------
HEALTH CARE PROVIDERS & SERVICES
(R)+*Cape Ann Investors LLC.................................    United States        1,670,390             13,029
                                                                                                   --------------
HOTELS RESTAURANTS & LEISURE .5%
*Fine Host Corp. ...........................................    United States          212,022          2,099,018
*Thistle Hotels PLC.........................................    United Kingdom       2,983,135          5,780,482
Thomson Travel Group PLC....................................    United Kingdom       3,596,720          9,582,977
                                                                                                   --------------
                                                                                                       17,462,477
                                                                                                   --------------
HOUSEHOLD DURABLES .9%
Maytag Corp. ...............................................    United States          724,800         26,727,000
Sanyo Electric Co. Ltd. ....................................        Japan              380,000          3,426,303
                                                                                                   --------------
                                                                                                       30,153,303
                                                                                                   --------------
INDUSTRIAL CONGLOMERATES 4.6%
Compagnie Generale D'Industrie et de Participation..........        France             744,006         31,807,319
Corporacion Financiera Alba SA..............................        Spain              824,723         21,818,905

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INDUSTRIAL CONGLOMERATES (CONT.)
Investor AB, A..............................................        Sweden           2,034,300     $   27,600,239
Investor AB, B..............................................        Sweden           4,252,993         58,429,558
Trelleborg AB, B............................................        Sweden           2,450,050         17,179,122
U.S. Industries Inc. .......................................    United States          257,200          3,118,550
                                                                                                   --------------
                                                                                                      159,953,693
                                                                                                   --------------
INSURANCE 5.6%
*Alleghany Corp. ...........................................    United States           57,778          9,706,704
Allmerica Financial Corp. ..................................    United States          260,400         13,638,450
Ambac Financial Group Inc. .................................    United States          243,400         13,341,363
*Berkshire-Hathaway Inc., A.................................    United States              402         21,627,600
*Berkshire-Hathaway Inc., B.................................    United States              800          1,408,000
Hartford Financial Services Group Inc. .....................    United States          213,800         11,959,438
*Industrial Alliance Life Insurance Co. ....................        Canada             440,690          7,286,836
Irish Life & Permanent PLC..................................    Irish Republic       3,679,340         31,052,455
Jefferson-Pilot Corp. ......................................    United States          219,600         12,393,675
MBIA Inc. ..................................................    United States          362,700         17,477,606
*MetLife Inc. ..............................................    United States          464,200          9,777,212
Old Republic International Corp. ...........................    United States          772,100         12,739,650
W. R. Berkley Corp. ........................................    United States           44,624            836,700
XL Capital Ltd., A..........................................       Bermuda             533,800         28,891,921
                                                                                                   --------------
                                                                                                      192,137,610
                                                                                                   --------------
IT CONSULTING & SERVICES .2%
*DecisionOne Corp. .........................................    United States           76,661            344,975
*Unisys Corp. ..............................................    United States          342,750          4,991,297
                                                                                                   --------------
                                                                                                        5,336,272
                                                                                                   --------------
LEISURE EQUIPMENT & PRODUCTS .3%
(R)+*Hancock LLC............................................    United States        8,758,216          8,758,216
                                                                                                   --------------
MACHINERY 1.7%
Eaton Corp. ................................................    United States          102,600          6,874,200
Invensys PLC................................................    United Kingdom       5,761,308         21,586,262
NACCO Industries Inc., A....................................    United States          345,300         12,128,663
United Dominion Industries Ltd. ............................        Canada           1,031,200         17,530,400
                                                                                                   --------------
                                                                                                       58,119,525
                                                                                                   --------------
MARINE .5%
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom       1,823,645         15,542,821
                                                                                                   --------------
MEDIA 10.4%
*Fox Entertainment Group Inc., A............................    United States          264,100          8,022,038
Kinnevik AB, B..............................................        Sweden           1,486,050         38,121,223
Knight-Ridder Inc. .........................................    United States          104,200          5,542,138
Lagardere SCA...............................................        France           1,561,485        119,741,191

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MEDIA (CONT.)
*Modern Times Group AB, A...................................        Sweden              94,500     $    4,309,657
*Modern Times Group AB, B...................................        Sweden           1,012,201         48,469,322
NV Holdingsmig de Telegraaf.................................     Netherlands         1,026,235         23,608,796
Scripps Co., A..............................................    United States          346,800         17,079,900
Torstar Corp., B............................................        Canada           1,207,100         13,849,430
*Trinity Mirror PLC.........................................    United Kingdom       1,941,140         17,337,642
True North Communications Inc. .............................    United States          583,700         25,682,800
TVA Group Inc., B...........................................        Canada             706,435         11,037,302
Washington Post Co., B......................................    United States           52,903         25,287,632
                                                                                                   --------------
                                                                                                      358,089,071
                                                                                                   --------------
MULTILINE RETAIL 1.1%
*Federated Department Stores Inc. ..........................    United States          420,900         14,205,375
May Department Stores Co. ..................................    United States          403,800          9,691,200
*Saks Inc. .................................................    United States        1,151,600         12,091,800
Sears, Roebuck & Co. .......................................    United States           69,900          2,280,488
                                                                                                   --------------
                                                                                                       38,268,863
                                                                                                   --------------
MULTI-UTILITIES 3.2%
Suez Lyonnaise des Eaux SA..................................        France             438,215         77,079,533
*Suez Lyonnaise des Eaux SA, strip..........................        France             269,320              2,582
Vivendi.....................................................        France             364,774         32,325,597
                                                                                                   --------------
                                                                                                      109,407,712
                                                                                                   --------------
MUTUAL FUNDS & UNIT TRUSTS
*Value Catalyst Fund........................................    Cayman Islands           7,000            700,000
                                                                                                   --------------
OFFICE ELECTRONICS .4%
Xerox Corp. ................................................    United States          708,900         14,709,673
                                                                                                   --------------
OIL & GAS 2.0%
*Abraxas Petroleum Corp. ...................................    United States          165,142            247,713
*Abraxas Petroleum Corp., rts., 11/01/04....................    United States          165,142             82,571
Burlington Resources Inc. ..................................    United States          398,100         15,227,325
*Gulf Canada Resources Ltd. ................................        Canada           2,354,599         11,331,508
*Gulf Canada Resources Ltd., fgn. ..........................        Canada             464,600          2,163,555
Total Fina SA, B............................................        France             149,571         23,025,481
Total Fina SA, B, ADR.......................................        France             208,648         16,026,775
                                                                                                   --------------
                                                                                                       68,104,928
                                                                                                   --------------
PAPER & FOREST PRODUCTS 1.9%
Abitibi-Consolidated Inc. ..................................        Canada             158,304          1,469,042
Boise Cascade Corp. ........................................    United States          388,000         10,039,500
Georgia-Pacific Timber Co. .................................    United States          498,600         10,782,225
International Paper Co. ....................................    United States          452,690         13,495,821

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
PAPER & FOREST PRODUCTS (CONT.)
Mead Corp. .................................................    United States          788,200     $   19,902,050
*Tembec Inc. ...............................................        Canada             837,500          8,167,561
                                                                                                   --------------
                                                                                                       63,856,199
                                                                                                   --------------
PHARMACEUTICALS 2.9%
Aventis SA..................................................        France           1,011,721         74,140,246
Banyu Pharmaceutical Co. Ltd. ..............................        Japan               85,200          2,089,637
Bristol-Myers Squibb Co. ...................................    United States          104,300          6,075,475
Ono Pharmaceutical Co. Ltd. ................................        Japan              399,900         17,197,155
                                                                                                   --------------
                                                                                                       99,502,513
                                                                                                   --------------
REAL ESTATE 2.4%
*Canary Wharf Group PLC.....................................    United Kingdom       9,881,883         55,126,238
Cheung Kong Holdings Ltd. ..................................      Hong Kong          1,651,700         18,275,002
*MBO Properties Inc. .......................................    United States          273,144            136,572
(R)*Security Capital European Realty........................    United States          357,000          5,263,965
*Ventas Inc. ...............................................    United States          746,200          2,378,513
                                                                                                   --------------
                                                                                                       81,180,290
                                                                                                   --------------
ROAD & RAIL 3.2%
Burlington Northern Santa Fe Corp. .........................    United States          430,300          9,870,006
Florida East Coast Industries Inc. .........................    United States          507,700         20,308,000
Railtrack Group PLC.........................................    United Kingdom       5,078,592         78,957,779
                                                                                                   --------------
                                                                                                      109,135,785
                                                                                                   --------------
SOFTWARE .1%
*Network Associates Inc. ...................................    United States          228,945          4,664,754
                                                                                                   --------------
TOBACCO 1.4%
*British American Tobacco PLC...............................    United Kingdom         472,500          3,165,164
Compagnie Financiere Richemont AG, A, Br. ..................     Switzerland             5,974         16,146,442
Gallaher Group PLC..........................................    United Kingdom       4,296,191         23,494,845
Gallaher Group PLC, ADR.....................................    United Kingdom         128,400          2,752,575
Philip Morris Cos. Inc. ....................................    United States          143,500          3,811,719
                                                                                                   --------------
                                                                                                       49,370,745
                                                                                                   --------------
TOTAL COMMON STOCKS (COST $2,122,352,767)...................                                        2,547,782,911
                                                                                                   --------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                  ------------
CORPORATE BONDS & NOTES 2.1%
Abraxas Petroleum Corp., Series A, 11.50%, 11/01/04.........    United States     $  1,939,000          1,638,455
DecisionOne Corp., Term Loan................................    United States        2,896,350          2,461,897
Eurotunnel Finance Ltd., Equity Note, 12/31/03..............    United Kingdom       3,928,550GBP       2,259,940

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONT.)
Eurotunnel PLC:
  12/31/25, Tier 3..........................................    United Kingdom       4,850,057 GBP $    4,258,494
  12/31/50, Resettable Advance R5...........................    United Kingdom       4,001,837 GBP      2,241,518
  Stabilization Advance S8, Tier 1..........................    United Kingdom       2,984,965 GBP      1,174,881
  Stabilization Advance S8, Tier 2..........................    United Kingdom       2,310,056 GBP        804,325
Eurotunnel SA:
  12/31/18, Tier 2 (Libor)..................................        France           3,559,735 EUR      2,320,290
  12/31/18, Tier 2 (Pibor)..................................        France           2,293,539 EUR      1,494,964
  12/31/25, Tier 3 (Libor)..................................        France           5,035,517 EUR      2,751,279
  12/31/25, Tier 3 (Pibor)..................................        France           4,198,311 EUR      2,293,851
  12/31/50, Resettable Advance R4...........................        France           6,173,594 EUR      2,159,965
  Stabilization Advance S6, Tier 1 (Pibor)..................        France           1,198,383 EUR        298,665
  Stabilization Advance S6, Tier 2..........................        France           2,505,762 EUR        528,419
  Stabilization Advance S7, Tier 1 (Pibor)..................        France           1,527,379 EUR        380,659
Finova Capital Corp.:
  6.11%, 2/18/03............................................    United States        2,573,000          2,218,718
  6.15%, 3/31/03............................................    United States          450,000            381,241
  7.25%, 11/08/04...........................................    United States        1,550,000          1,358,188
HIH Capital Ltd., cvt., 144A, 7.50%, 9/25/06................    United Kingdom       8,105,000          4,660,375
La Quinta Inns Inc.:
  7.25%, 3/15/04............................................    United States          730,000            547,500
  7.33%, 4/01/08............................................    United States        1,630,000          1,092,100
Laidlaw Inc.:
  7.70%, 8/15/02............................................        Canada             605,000            178,475
  7.05%, 5/15/03............................................        Canada             180,000             53,550
  6.65%, 10/01/04...........................................        Canada           1,835,000            440,400
  7.875%, 4/15/05...........................................        Canada           1,820,000            536,900
  7.65%, 5/15/06............................................        Canada           1,650,000            396,000
  8.75%, 4/15/25............................................        Canada           2,743,000            809,185
  6.72%, 10/01/27...........................................        Canada           4,385,000          1,085,288
Levi Straus & Co.:
  6.80%, 11/01/03...........................................    United States          180,000            147,600
  7.00%, 11/01/06...........................................    United States          705,000            535,800
Meditrust Corp.:
  7.00%, 8/15/07............................................    United States        1,460,000            978,200
  7.82%, 9/10/26............................................    United States        5,495,000          4,231,150
MFN Financial Corp.:
  Series A, 10.00%, 3/23/01.................................    United States          870,124            833,144
  Series B, FRN, 11.26%, 3/23/01............................    United States        1,050,123          1,015,994
Rite Aid Corp.:
  7.125%, 1/15/07...........................................    United States          995,000            492,525
  144A, 6.125%, 12/15/08....................................    United States          315,000            152,775
  6.875%, 8/15/13...........................................    United States          395,000            189,600
  7.70%, 2/15/27............................................    United States          540,000            243,000

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONT.)
Service Corp. International:
  7.375%, 4/15/04...........................................    United States     $  2,910,000     $    1,789,650
  6.00%, 12/15/05...........................................    United States          670,000            365,150
  7.70%, 4/15/09............................................    United States          340,000            178,500
SFC New Holdings Inc., PIK, 13.25%, 8/15/03.................    United States       11,125,000          8,900,000
Southwest Royalties Inc., B, 10.50%, 10/15/04...............    United States        6,796,000          4,383,420
TFM SA de CV:
  senior disc. note, zero cpn. .............................        Mexico           1,435,000            993,738
  10.25%, 6/15/07...........................................        Mexico             350,000            306,250
Ventas Inc.:
  Tranche A, Term Loan, 12/31/02............................    United States          950,979            857,466
  Tranche B, Term Loan, 12/31/05............................    United States        3,603,959          3,153,464
  Tranche C, Term Loan, 12/31/07............................    United States        1,077,862            943,129
Vlasic Foods International Inc., 10.25%, 7/01/09............    United States        4,023,000          1,428,165
                                                                                                   --------------
TOTAL CORPORATE BONDS & NOTES (COST $90,338,225)............                                           72,944,242
                                                                                                   --------------
BONDS & NOTES IN REORGANIZATION 2.6%
*Aerovias Venezolanas SA, Bank Claim........................      Venezuela          3,728,588            559,288
*Aerovias Venezolanas SA, Bank Claim........................      Venezuela            760,000            114,000
*Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11........    United States          280,000            107,100
*Altos Hornos de Mexico SA:
  cvt., 5.50%, 12/15/01.....................................        Mexico             135,000             47,925
  Series A, 11.375%, 4/30/02................................        Mexico           2,970,000          1,054,350
  Series B, 11.875%, 4/30/04................................        Mexico           3,615,000          1,247,175
  Tranche A, Term Loan......................................    United States          772,799            316,848
*Crown Leasing, Bank Claim..................................        Japan          691,979,366 JPY        457,810
*Dow Corning Corp.:
  9.375%, 2/01/08...........................................    United States          100,000            142,500
  8.15%, 10/15/29...........................................    United States          500,000            668,750
  Bank Debt.................................................    United States        1,241,480          1,688,413
  Bank Debt #1..............................................    United States        3,250,000          4,420,000
  Bank Debt.................................................    United States        2,705,000          3,617,938
  Bank Claim................................................    United States        6,938,674          9,436,597
*Genesis Health Ventures Inc.:
  Revolver..................................................    United States        6,271,394          3,925,892
  Term Loan A...............................................    United States          343,990            211,898
  Term Loan B...............................................    United States          676,210            422,631
  Term Loan C...............................................    United States          677,371            423,357
*Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States        2,475,000            946,688
  8.70%, 6/15/22............................................    United States        1,745,000            667,463
  7.25%, 12/15/25...........................................    United States        4,500,000          1,721,250
  6.875%, 2/15/27...........................................    United States        2,400,000            918,000
*Heilman Acquisition Corp., 9.625%, 1/31/04.................    United States        7,550,000                755
*Loewen Group Inc., Series 5, 6.10%, 10/01/02...............        Canada           3,530,000 CAD      1,310,319

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Loewen Group International Inc.:
  144A, 6.70%, 10/01/99.....................................        Canada           8,095,000 CAD $    2,833,250
  Revolver..................................................    United States        1,178,609            636,449
  Series 3, 7.50%, 4/15/01..................................        Canada           2,090,000          1,149,500
  Series 3, 7.75%, 10/15/01.................................        Canada             730,000            335,800
  Series 2, 8.25%, 4/15/03..................................        Canada           2,140,000          1,177,000
  Series 6, 7.20%, 6/01/03..................................        Canada          11,595,000          4,058,250
  Series 4, 8.25%, 10/15/03.................................        Canada           4,970,000          2,286,200
  Series 7, 7.60%, 6/01/08..................................        Canada           7,610,000          2,511,300
*Multicare Companies Inc.:
  Revolver..................................................    United States          346,736            190,705
  Term Loan A...............................................    United States          411,869            226,528
  Term Loan B...............................................    United States          637,530            350,641
  Term Loan C...............................................    United States          211,426            116,284
*Nippon Credit Bank Ltd., Bank Claim........................        Japan          357,918,640 JPY        541,250
*Nippon Total Finance, Bank Claim...........................        Japan          386,283,531 JPY        219,054
*Optel Inc.:
  13.00%, 2/15/02...........................................    United States        5,575,000          3,902,500
  11.50%, 7/01/08...........................................    United States          215,000            150,500
*Paging Network Inc.:
  Revolver A................................................    United States        8,473,258          6,808,865
  10.125%, 8/01/07..........................................    United States          829,000            352,325
  10.00%, 10/15/08..........................................    United States        1,090,000            463,250
*Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17....    United States          150,000             57,375
*Safety Kleen Corp.:
  9.25%, 5/15/09............................................    United States           20,000                500
  Term Loan A...............................................    United States        1,118,531            413,856
  Term Loan B...............................................    United States          564,912            209,017
  Term Loan C...............................................    United States          564,912            209,017
*Safety Kleen Services, 9.25%, 6/01/08......................    United States           40,000              1,900
*United Companies Financial Corp., Revolver.................    United States       16,959,600         11,702,124
*Vencor Inc.:
  9.875%, 5/01/05...........................................    United States       11,035,000            993,150
  Revolver..................................................    United States        2,169,132          1,605,158
  Term Loan A...............................................    United States        8,854,740          6,552,508
  Term Loan B...............................................    United States        4,914,299          3,636,581
  Tranche A, DIP Revolver, Term Loan 9/30/00................    United States        1,134,785          1,123,437
  Tranche B, DIP Revolver, Term Loan 9/30/00................    United States          450,000            445,500
                                                                                                   --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $85,898,659)....                                           89,686,721
                                                                                                   --------------
                                                                                     SHARES
                                                                                  ------------
COMPANIES IN LIQUIDATION .1%
*City Investing Company Liquidating Trust...................    United States          100,000            128,125
*Petrie Stores Liquidating Trust, CBI.......................    United States        1,213,700          1,479,197
                                                                                                   --------------
TOTAL COMPANIES IN LIQUIDATION (COST $1,224,095)............                                            1,607,322
                                                                                                   --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES 18.6%
Fannie Mae, 5.46% to 6.68%, with maturities to 6/07/01......    United States     $321,300,000     $  309,528,838
Federal Home Loan Bank, 5.35% to 6.64%, with maturities to
  5/10/01...................................................    United States      245,500,000        239,638,870
Federal Home Loan Mortgage Corp., 5.48% to 6.68%, with
  maturities to 4/26/01.....................................    United States       90,900,000         88,772,532
                                                                                                   --------------
TOTAL GOVERNMENT AGENCIES (COST $638,517,944)...............                                          637,940,240
                                                                                                   --------------
TOTAL INVESTMENTS (COST $2,938,331,690) 97.5%...............                                        3,349,961,436
SECURITIES SOLD SHORT (.5%).................................                                          (17,148,824)
NET EQUITY IN FORWARDS CONTRACTS .4%........................                                           14,951,556
OTHER ASSETS, LESS LIABILITIES 2.6%.........................                                           89,236,186
                                                                                                   --------------
TOTAL NET ASSETS 100.0%.....................................                                       $3,437,000,354
                                                                                                   ==============
        SECURITIES SOLD SHORT (PROCEEDS $21,843,575)
ISSUER                                                             COUNTRY              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------
*Dow Chemical Co. ..........................................    United States          568,077     $   17,148,824
                                                                                                   ==============

CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar
EUR -- European Unit
GBP -- British Pound
JPY -- Japanese Yen

*   Non-income producing.
**  Securities denominated in U.S. dollars unless otherwise indicated.
(R) Restricted securities (See note 6).
+   Affiliated issuers (See note 7).
                       See Notes to Financial Statements.
 22

MUTUAL DISCOVERY FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $2,886,019,076)................    $3,279,163,620
  Controlled affiliates (cost $10,459,603)..................        11,292,093
  Non controlled affiliates (cost $41,853,011)..............        59,505,723    $3,349,961,436
                                                                --------------
 Cash.......................................................                          52,410,147
 Receivables:
  Investment securities sold................................                          63,818,182
  Capital shares sold.......................................                           3,128,983
  Dividends and interest....................................                          10,932,935
  From affiliates...........................................                             140,564
 Unrealized gain on forward exchange contracts (Note 8).....                          21,009,304
 Deposits with broker for securities sold short.............                          16,710,994
                                                                                  --------------
      Total assets..........................................                       3,518,112,545
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          46,880,712
  Capital shares redeemed...................................                           6,279,849
  To affiliates.............................................                           4,221,467
 Securities sold short, at value (proceeds $21,843,575).....                          17,148,824
 Unrealized loss on forward exchange contracts (Note 8).....                           6,057,748
 Accrued expenses...........................................                             523,591
                                                                                  --------------
      Total liabilities.....................................                          81,112,191
                                                                                  --------------
Net assets, at value........................................                      $3,437,000,354
                                                                                  ==============
Net assets consist of:
 Distributions in excess of net investment income...........                      $  (15,020,184)
 Net unrealized appreciation................................                         431,276,053
 Accumulated net realized gain..............................                         465,151,782
 Capital shares.............................................                       2,555,592,703
                                                                                  --------------
Net assets, at value........................................                      $3,437,000,354
                                                                                  ==============

MUTUAL DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2000 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
  ($2,015,419,918/95,635,798 shares outstanding)..........                              $21.07
                                                                                  ==============
CLASS A:
 Net asset value per share ($861,745,738/41,131,510 shares
  outstanding)..............................................                              $20.95
                                                                                  ==============
 Maximum offering price per share ($20.95/94.25%).........                              $22.23
                                                                                  ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($14,302,987/688,088 shares outstanding)*...............                              $20.79
                                                                                  ==============
CLASS C:
 Net asset value per share ($545,531,711/26,144,651 shares
  outstanding)*.............................................                              $20.87
                                                                                  ==============
 Maximum offering price per share ($20.87/99.00%).........                              $21.08
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 24

MUTUAL DISCOVERY FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)



Investment Income:
 (net of foreign taxes of $3,835,540)
 Dividends..................................................    $  26,773,339
 Interest...................................................       19,088,902
                                                                -------------
      Total investment income...............................                     $  45,862,241
                                                                                 -------------
Expenses:
 Management fees (Note 3)...................................       13,755,612
 Administrative fees (Note 3)...............................        1,339,479
 Distribution fees (Note 3)
  Class A...................................................        1,508,635
  Class B...................................................           58,159
  Class C...................................................        2,712,183
 Transfer agent fees (Note 3)...............................        2,424,404
 Custodian fees.............................................          217,505
 Reports to shareholders....................................          223,007
 Registration and filing fees...............................           42,894
 Professional fees..........................................           93,814
 Directors' fees and expenses...............................           52,206
 Dividends for securities sold short........................          405,428
 Other......................................................           12,372
                                                                -------------
      Total expenses........................................                        22,845,698
      Expenses waived/paid by affiliate (Note 3)............                          (861,593)
                                                                                 -------------
         Net expenses.......................................                        21,984,105
                                                                                 -------------
            Net investment income...........................                        23,878,136
                                                                                 -------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................      384,388,700
  Foreign currency transactions.............................      119,953,604
                                                                -------------
      Net realized gain.....................................                       504,342,304
 Net unrealized depreciation on:
  Investments...............................................     (282,780,708)
  Translation of assets and liabilities denominated in
   foreign currencies.......................................      (16,420,036)
                                                                -------------
      Net unrealized depreciation...........................                      (299,200,744)
                                                                                 -------------
Net realized and unrealized gain............................                       205,141,560
                                                                                 -------------
Net increase in net assets resulting from operations........                     $ 229,019,696
                                                                                 =============

                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                     ENDED
                                                                 JUNE 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1999
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   23,878,136         $   36,279,432
  Net realized gain from investments and foreign currency
   transactions.............................................        504,342,304            223,471,817
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................       (299,200,744)           519,230,537
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....        229,019,696            778,981,786
 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................        (29,210,657)           (40,349,277)
   Class A..................................................        (11,745,576)           (14,112,750)
   Class B..................................................           (181,040)              (101,868)
   Class C..................................................         (6,596,211)            (5,682,447)
  Net realized gains:
   Class Z..................................................       (105,047,794)           (32,419,104)
   Class A..................................................        (45,000,351)           (13,580,342)
   Class B..................................................           (743,491)               (71,532)
   Class C..................................................        (28,626,606)            (8,761,056)
 Capital share transactions (Note 2):
   Class Z..................................................        (25,632,869)          (874,179,314)
   Class A..................................................         17,022,447           (176,260,101)
   Class B..................................................          6,468,984              7,279,414
   Class C..................................................          4,505,021           (125,727,380)
                                                                ----------------------------------------
    Net increase (decrease) in net assets...................          4,231,553           (504,983,971)
Net assets:
 Beginning of period........................................      3,432,768,801          3,937,752,772
                                                                ----------------------------------------
 End of period..............................................     $3,437,000,354         $3,432,768,801
                                                                ========================================
Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................     $  (15,020,184)        $    8,835,164
                                                                ========================================

                       See Notes to Financial Statements.
 26

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Discovery Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing primarily in common and preferred stocks and bonds. The Fund may also invest 50% or more of its assets in foreign securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
(CONT.)

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

e. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

f. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

g. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

g. SECURITIES SOLD SHORT (CONT.)

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

h. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At June 30, 2000, there were 600 million shares authorized ($0.001 par value) of which 300 million, 100 million, 100 million, and 100 million were designated as Class Z, Class A, Class B, and Class C, respectively. Transactions in the Fund's shares were as follows:

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                               JUNE 30, 2000                       DECEMBER 31, 1999
                                                        -------------------------------------------------------------------
                                                          SHARES          AMOUNT               SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS Z SHARES:
Shares sold...........................................    3,770,001    $  82,712,266           9,449,194    $   177,669,171
Shares issued on reinvestment of distributions........    5,996,218      126,220,217           3,465,002         68,633,024
Shares redeemed.......................................  (10,744,005)    (234,565,352)        (61,919,974)    (1,120,481,509)
                                                        -------------------------------------------------------------------
Net decrease..........................................     (977,786)   $ (25,632,869)        (49,005,778)   $  (874,179,314)
                                                        ===================================================================

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                               JUNE 30, 2000                       DECEMBER 31, 1999
                                                        -------------------------------------------------------------------
                                                          SHARES          AMOUNT               SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS A SHARES:
Shares sold...........................................   14,299,832    $ 312,860,345          39,162,598    $   734,172,539
Shares issued on reinvestment of distributions........    2,569,058       53,770,198           1,296,636         25,547,006
Shares redeemed.......................................  (15,950,313)    (349,608,096)        (50,263,265)      (935,979,646)
                                                        -------------------------------------------------------------------
Net increase (decrease)...............................      918,577    $  17,022,447          (9,804,031)   $  (176,260,101)
                                                        ===================================================================

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                               JUNE 30, 2000                       DECEMBER 31, 1999+
                                                        -------------------------------------------------------------------
                                                          SHARES          AMOUNT               SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS B SHARES:
Shares sold...........................................      304,311    $   6,589,813             412,998    $     7,760,525
Shares issued on reinvestment of distributions........       38,524          799,760               8,140            160,581
Shares redeemed.......................................      (41,898)        (920,589)            (33,987)          (641,692)
                                                        -------------------------------------------------------------------
Net increase..........................................      300,937    $   6,468,984             387,151    $     7,279,414
                                                        ===================================================================

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                               JUNE 30, 2000                       DECEMBER 31, 1999
                                                        -------------------------------------------------------------------
                                                          SHARES          AMOUNT               SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS C SHARES:
Shares sold...........................................    2,715,393    $  59,202,798           3,695,408    $    68,911,957
Shares issued on reinvestment of distributions........    1,546,602       32,231,022             675,339         13,232,587
Shares redeemed.......................................   (3,979,531)     (86,928,799)        (11,372,965)      (207,871,924)
                                                        -------------------------------------------------------------------
Net increase (decrease)...............................      282,464    $   4,505,021          (7,002,218)   $  (125,727,380)
                                                        ===================================================================

+Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of .80% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger between Franklin Mutual and the Fund's former investment adviser not taken place. This expense limitation does not include items such as

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregated average daily net assets as follows:

ANNUALIZED
 FEE RATE     AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million up to and including $700 million
0.10%         Over $700 million up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $124,599 and $50,101, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At June 30, 2000, the unrealized appreciation based on the cost of investments for income tax purposes of $2,978,980,147 was as follows:

Unrealized appreciation.....................................  $ 548,947,026
Unrealized depreciation.....................................   (177,965,737)
                                                              -------------
Net unrealized appreciation.................................  $ 370,981,289
                                                              =============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales and foreign currency transactions.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000 aggregated $1,196,635,842 and $1,553,151,533, respectively.

Transactions in options written during the six months ended June 30, 2000 were as follows:

                                                                   NUMBER
                                                                OF CONTRACTS       PREMIUM
                                                                ---------------------------
Options outstanding at December 31, 1999....................           0           $      0
Options written.............................................          94             18,518
Options terminated in closing transactions..................         (94)           (18,518)
                                                                ---------------------------
Options outstanding June 30, 2000...........................           0           $      0
                                                                ===========================

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 2000 are as follows:

NUMBER OF SHARES OR                                                                    ACQUISITION
 PRINCIPAL AMOUNT                                 ISSUER                                  DATE           VALUE
-----------------------------------------------------------------------------------------------------------------
     1,670,390         Cape Ann Investors LLC......................................      9/09/97      $    13,029
     8,758,216         Hancock LLC.................................................      3/06/97        8,758,216
    11,141,868         MWCR LLC....................................................      9/27/96        2,520,848
       357,000         Security Capital European Realty............................      4/08/98        5,263,965
                                                                                                      -----------
TOTAL RESTRICTED SECURITIES (COST $17,599,603) (.48% OF NET ASSETS)................                   $16,556,058
                                                                                                      ===========

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at June 30, 2000, were $70,797,816. For the six months ended June 30, 2000, dividend income from "affiliated persons" was $140,971 and net realized gains from disposition of "affiliated persons" were $11,022,603.

                                     NUMBER OF                                NUMBER OF                     DIVIDEND INCOME
                                    SHARES HELD      GROSS       GROSS       SHARES HELD        VALUE          1/01/00-
NAME OF ISSUER                     DEC. 31, 1999   ADDITIONS   REDUCTIONS   JUNE 30, 2000   JUNE 30, 2000       6/30/00
---------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
Cape Ann Investors, LLC..........    1,670,390           --           --      1,670,390      $    13,029             --
Distribution Systems SpA.........          500           --         (500)            --               **             --
Hancock LLC......................    8,758,216           --           --      8,758,216        8,758,216             --
MWCR Elettronica SRL.............       69,056           --      (69,056)            --               **             --
MWCR LLC.........................   13,505,313           --    (2,363,445)   11,141,868        2,520,848             --
Sweda Industrie Elettroniche
 SpA.............................          500           --         (500)            --               **             --
                                                                                            -------------------------------
TOTAL CONTROLLED AFFILIATES......                                                            $11,292,093             --
                                                                                            ===============================
NON CONTROLLED AFFILIATES
Invik & Co. AB, B................      430,477           --           --        430,477      $44,858,737       $140,971
MDC Corp. Inc., A................           --     1,619,585          --      1,619,585       14,646,986             --
                                                                                            -------------------------------
TOTAL NON CONTROLLED
 AFFILIATES......................                                                            $59,505,723       $140,971
                                                                                            ===============================

                                    REALIZED
                                     CAPITAL
NAME OF ISSUER                        GAIN
---------------------------------  -----------
CONTROLLED AFFILIATES*
Cape Ann Investors, LLC..........           --
Distribution Systems SpA.........           --
Hancock LLC......................           --
MWCR Elettronica SRL.............           --
MWCR LLC.........................  $11,022,603
Sweda Industrie Elettroniche
 SpA.............................           --
                                   -----------
TOTAL CONTROLLED AFFILIATES......  $11,022,603
                                   ===========
NON CONTROLLED AFFILIATES
Invik & Co. AB, B................           --
MDC Corp. Inc., A................           --
                                   -----------
TOTAL NON CONTROLLED
 AFFILIATES......................           --
                                   ===========

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of June 30, 2000, no longer an affiliate.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and the foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
As of June 30, 2000, the Fund had the following forward exchange contracts outstanding:

                                                                                        IN         SETTLEMENT
                                                                                   EXCHANGE FOR       DATE            UNREALIZED
CONTRACTS TO BUY:                                                                                                     GAIN/(LOSS)
------------------                                                                -----------------------------------------------
     11,846,515     Canadian Dollars......................................  U.S.  $    7,913,716     7/31/00    U.S.  $    88,102
     74,045,238     Swedish Krona.........................................             8,410,102     8/21/00               66,390
                                                                                  --------------                      -----------
                                                                            U.S.  $   16,323,818                          154,492
                                                                                  ==============                      -----------
CONTRACTS TO SELL:
------------------
     85,000,000     European Unit.........................................  U.S.  $   82,155,900     7/12/00              612,680
     32,624,430     Hong Kong Dollars.....................................             4,186,604     7/19/00                   86
    170,029,919     Canadian Dollars......................................           117,193,804     7/31/00            2,345,816
     17,750,000     European Unit.........................................            17,216,080     8/15/00              151,223
    414,061,175     Swedish Krona.........................................            48,166,251     8/21/00              765,684
     69,950,000     European Unit.........................................            70,720,235     8/24/00            3,434,956
     61,387,241     European Unit.........................................            59,593,482     9/12/00              478,161
     19,922,702     Singapore Dollars.....................................            11,680,074     9/14/00               57,329
    315,848,349     Swedish Krona.........................................            36,870,605     9/15/00              648,792
    580,654,562     Swedish Krona.........................................            67,579,367     9/18/00              975,138
     49,894,610     British Pounds........................................            78,529,756     9/25/00            2,872,024
  5,929,474,604     Japanese Yen..........................................            57,806,602     9/27/00              844,055
     88,848,537     British Pounds........................................           140,778,984    10/17/00            5,986,550
    598,558,317     Swedish Krona.........................................            69,303,011    10/20/00              502,185
     45,000,000     European Unit.........................................            43,788,300    10/30/00              331,126
     45,000,000     European Unit.........................................            43,807,125    11/21/00              293,970
      2,020,107     British Pounds........................................             3,093,673    11/22/00               26,412
     51,494,015     European Unit.........................................            50,089,930    12/20/00              212,632
      4,500,000     British Pounds........................................             6,847,650    12/20/00               10,579
                                                                                  --------------                      -----------
                                                                            U.S.  $1,009,407,433                       20,549,398
                                                                                  ==============                      -----------
         Net unrealized gain on offsetting forward exchange contracts.....                                                305,414
                                                                                                                      -----------
           Unrealized gain on forward exchange contracts..................                                             21,009,304
                                                                                                                      -----------

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                        IN         SETTLEMENT
                                                                                   EXCHANGE FOR       DATE            UNREALIZED
CONTRACTS TO BUY:                                                                                                     GAIN/(LOSS)
------------------                                                                -----------------------------------------------
     99,012,091     Swedish Krona.........................................  U.S.  $   11,523,096     8/21/00    U.S.  $  (188,468)
                                                                                  ==============                      ===========
CONTRACTS TO SELL:
------------
    102,547,068     Hong Kong Dollars.....................................  U.S.  $   13,157,316     7/19/00               (2,001)
     17,364,284     Canadian Dollars......................................            11,673,521     7/31/00              (57,310)
    108,066,764     European Unit.........................................           100,298,417     8/15/00           (3,597,015)
     17,650,484     British Pounds........................................            26,213,950     8/22/00             (533,287)
     35,137,888     European Unit.........................................            33,648,041     9/12/00             (189,406)
    124,466,169     Swiss Franc...........................................            76,385,387     9/13/00             (705,645)
      1,200,000     Singapore Dollars.....................................               696,783     9/14/00               (3,287)
    138,600,000     Swedish Krona.........................................            15,738,082    10/20/00             (193,188)
     17,587,108     British Pounds........................................            26,166,979    11/22/00             (536,686)
     50,274,852     British Pounds........................................            76,333,600    12/20/00              (51,455)
                                                                                  --------------                      -----------
                                                                            U.S.  $  380,312,076                       (5,869,280)
                                                                                  ==============                      -----------
         Unrealized loss on forward exchange contracts....................                                             (6,057,748)
                                                                                                                      -----------
           Net unrealized gain on forward exchange contracts..............                                      U.S.  $14,951,556
                                                                                                                      ===========

[FRANKLIN LOGO]
FRANKLIN(R)TEMPLETON(R) INVESTMENTS
MUTUAL DISCOVERY FUND
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777






SEMIANNUAL REPORT

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
Lawrence Sondike
David J. Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual Discovery Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

477 S00 08/00              [RECYCLE LOGO]             Printed on recycled paper